Annual Operating Expenses {- Fidelity Flex® Intrinsic Opportunities Fund} - 07.31 Fidelity Flex Intrinsic Opportunities Fund PRO-06 - Fidelity Flex® Intrinsic Opportunities Fund - Fidelity Flex Intrinsic Opportunities Fund-Default
Sep. 29, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none	[2]

[1]	(a) Adjusted to reflect current fees.
[2]

(b) The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.